Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
In accordance with IFRS 13 classification hierarchy, the following table presents the Group’s financial assets and liabilities that are measured at fair value:

					2022				2021
	Notes	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets at fair value
Investment held at fair value	18	514	—	186	700	405	—	101	506
Derivatives relating to
– interest rate swaps	19	—	43	—	43	—	33	—	33
– cross-currency swaps	19	—	254	—	254	—	221	—	221
– forward foreign currency contracts	19	—	264	—	264	—	171	—	171
Assets at fair value		514	561	186	1,261	405	425	101	931
Liabilities at fair value
Derivatives relating to
– interest rate swaps	19	—	450	—	450	—	36	—	36
– cross-currency swaps	19	—	121	—	121	—	35	—	35
– forward foreign currency contracts	19	—	358	—	358	—	243	—	243
Liabilities at fair value		—	929	—	929	—	314	—	314

Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements
The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

			2022			2021
	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m
Financial assets
– Derivative financial instruments (note 19)	561	(405)	156	425	(184)	241
Financial liabilities
– Derivative financial instruments (note 19)	(929)	405	(524)	(314)	184	(130)
	(368)	—	(368)	111	—	111
Note:
*    No financial instruments have been offset in the Group balance sheet.

Schedule of Detailed Information About Hedged Items by Risk Category
The hedged items by risk category are presented below:

					2022
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	9,223	(355)	Borrowings	399
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	1,824		Borrowings	(55)	(464)

					2021
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	9,197	101	Borrowings	87	—
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	2,132	—	Borrowings	(69)	(538)